23. Leases (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfLeasesLineItems [Line Items]
Present value of finance lease agreements	R$ 8,667	R$ 5,787
Future financing charges	8,007	6,780
Gross amount of finance lease agreements	16,674	12,567
Up To 1 Year [Member]
DisclosureOfLeasesLineItems [Line Items]
Present value of finance lease agreements	937	507
1 - 5 Year [Member]
DisclosureOfLeasesLineItems [Line Items]
Present value of finance lease agreements	2,936	1,956
After 5 Years [Member]
DisclosureOfLeasesLineItems [Line Items]
Present value of finance lease agreements	R$ 4,794	R$ 3,324